INVENTORIES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finished goods
Total finished goods	CAD 96.1	CAD 53.8
Work-in-progress	2.3	1.0
Raw materials - wood chips, pulp logs and other	48.5	24.8
Operating and maintenance supplies and spare parts	109.3	75.9
Inventory, Net	256.2	155.5	CAD 140.2
Coated paper [Member]
Finished goods
Total finished goods	53.9	12.2
Uncoated paper [Member]
Finished goods
Total finished goods	19.2	24.7
Newsprint [Member]
Finished goods
Total finished goods	12.4	13.5
Pulp [Member]
Finished goods
Total finished goods	CAD 10.6	CAD 3.4